RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 12:	RELATED PARTIES

Robert D. Haas, Chairman Emeritus of the Company, Charles V. Bergh, President and Chief Executive Officer, Peter E. Haas Jr., a director of the Company, and Kelly McGinnis, Senior Vice President of Corporate Affairs and Chief Communications Officer, are board members of the Levi Strauss Foundation, which is not a consolidated entity of the Company. Seth R. Jaffe, Senior Vice President and General Counsel, is Vice President of the Levi Strauss Foundation. During the three-month period ended March 1, 2015, the Company donated $5.9 million to the Levi Strauss Foundation as compared to $5.2 million for the same prior-year period.

NOTE 19:	RELATED PARTIES

Robert D. Haas, Chairman Emeritus of the Company, Charles V. Bergh, President and Chief Executive Officer, Peter E. Haas Jr., a director of the Company, and Kelly McGinnis, Senior Vice President of Corporate Affairs and Chief Communications Officer, are board members of the Levi Strauss Foundation, which is not a consolidated entity of the Company. Seth R. Jaffe, Senior Vice President and General Counsel, is Vice President of the Levi Strauss Foundation. During 2014, 2013, and 2012, the Company donated $6.3 million, $4.2 million and $2.8 million, respectively, to the Levi Strauss Foundation.

Kelly McGinnis and Lisa Collier, Executive Vice President and President of Global Dockers® Brand, are board members of the Red Tab Foundation, which is not a consolidated entity of the Company. Peter E. Haas Jr. is President of the Red Tab Foundation. During 2014, 2013, and 2012 the Company donated $0.6 million, $0.1 million, and $0.1 million, respectively, to the Red Tab Foundation.